Related Party Transactions and Balances - Schedule of Related Party Transactions or Balances with the Group (Details)	12 Months Ended
Dec. 31, 2019
Alex S. Xu
Related Party Transaction [Line Items]
Related Party	Alex S. Xu
Nature of the party	Individual
Relationship with the Group	Founder and CEO
Hui Xu
Related Party Transaction [Line Items]
Related Party	Hui Xu
Nature of the party	Individual
Relationship with the Group	Brother of Alex S. Xu
Yan Zhang
Related Party Transaction [Line Items]
Related Party	Yan Zhang
Nature of the party	Individual
Relationship with the Group	Executive officer for catering management entities controlled by GTI
Wen Qi
Related Party Transaction [Line Items]
Related Party	Wen Qi
Nature of the party	Individual
Relationship with the Group	Vice president, human resources and administration of the Group
GTI
Related Party Transaction [Line Items]
Related Party	GTI
Nature of the party	Investment holding
Relationship with the Group	Shareholder of the Group, controlled by Alex S. Xu
Da Niang Group
Related Party Transaction [Line Items]
Related Party	Da Niang Dumpling Catering Group Co., Ltd, together with its subsidiaries (“Da Niang Group”)
Nature of the party	Catering management
Relationship with the Group	Controlled by GTI
Aotao
Related Party Transaction [Line Items]
Related Party	Shanghai Aotao Industrial Co., Ltd, together with its subsidiaries and VIE (“Aotao”) ****
Nature of the party	Catering management
Relationship with the Group	Controlled by GTI
JYHM
Related Party Transaction [Line Items]
Related Party	Shanghai JYHM Restaurant Management Co., Ltd. (“JYHM”)
Nature of the party	Catering management
Relationship with the Group	Controlled by GTI
Bayshore
Related Party Transaction [Line Items]
Related Party	1250 Bayshore Highway, LLC (“Bayshore”)
Nature of the party	Hotel management
Relationship with the Group	Controlled by Alex S. Xu
519
Related Party Transaction [Line Items]
Related Party	519 Information Technology (Shanghai) Inc. (“519”)
Nature of the party	Wine distributor
Relationship with the Group	Controlled by Hui Xu
Napa
Related Party Transaction [Line Items]
Related Party	Napa Infinity Winery (Shanghai) Inc. (“Napa”)
Nature of the party	Wine distributor
Relationship with the Group	Controlled by Hui Xu
Rongcheng
Related Party Transaction [Line Items]
Related Party	Pacific Hotel Management (Rongcheng) Co., Ltd. (“Rongcheng”)
Nature of the party	Hotel management
Relationship with the Group	Controlled by Hui Xu
Yibon
Related Party Transaction [Line Items]
Related Party	Yibon
Nature of the party	Hotel management
Relationship with the Group	Equity investee of the Group
TB
Related Party Transaction [Line Items]
Related Party	TB*
Nature of the party	Franchised hotels
Relationship with the Group	Equity investee of the Group
Shiquanmeiwei
Related Party Transaction [Line Items]
Related Party	Shiquanmeiwei (Beijing) Catering and Management Co., Ltd.(“Shiquanmeiwei”) ****
Nature of the party	Catering management
Relationship with the Group	Controlled by GTI
Steigenberger
Related Party Transaction [Line Items]
Related Party	Steigenberger**
Nature of the party	Franchised hotels
Relationship with the Group	Equity investee of the Group
Ze Xin
Related Party Transaction [Line Items]
Related Party	Yancheng Zexin Hotel Management Co., Ltd. (“Ze Xin”) ***
Nature of the party	Hotel management
Relationship with the Group	Equity investee of the Group